UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz  , Dallas, Texas, February 14, 2007
--------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  43
                                               ------------

Form 13F Information Table Value Total:        $    600,501
                                               ------------
                                               (thousands)

CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

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                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      952     59,584  SH            OTHER            1        0         59,584  0

ARAMARK CORP                 CL B      038521100   15,521    464,000  SH            OTHER            1        0        464,000  0

AXIS CAPITAL HOLDINGS        SHS       G0692U109    8,343    250,000  SH            OTHER            1        0        250,000  0

BELL INDS INC                COM       078107109    2,137    562,499  SH            OTHER            1        0        562,499  0

BELO CORP                    COM       080555105   18,618  1,013,500  SH            OTHER            1        0      1,013,500  0
                             SER A

BERKSHIRE HATHAWAY INC DEL   CL A      084670108   20,898        190  SH            OTHER            1        0            190  0

CATALINA MARKETING CORP      COM       148867104   31,694  1,152,500  SH            OTHER            1        0      1,152,500  0

CONSECO INC                  COM NEW   208464883      236     11,800  SH            OTHER            1        0         11,800  0

CRONOS GROUP S A             SHS       L20708100    1,444     95,000  SH            OTHER            1        0         95,000  0

DATASCOPE CORP               COM       238113104      281      7,700  SH            OTHER            1        0          7,700  0



DIGITAL INSIGHT CORP         COM       25385P106    2,925     75,982  SH            OTHER            1        0         75,982  0

DIGITAS INC                  COM       25388K104   11,251    839,000  SH            OTHER            1        0        839,000  0

ENDURANCE SPECIALTY HLDGS LT SHS       G30397106   11,333    309,800  SH            OTHER            1        0        309,800  0

FAIRCHILD CORP               CL A      303698104      683    311,917  SH            OTHER            1        0        311,917  0

HALLMARK FINL SVCS INC EC    COM       40624Q104  143,853 14,530,624  SH            OTHER            1        0     14,530,624  0

ICOS CORP                    COM       449295104    5,235    154,939  SH            OTHER            1        0        154,939  0

IPC HLDGS LTD                ORD       G4933P101    8,671    275,720  SH            OTHER            1        0        275,720  0

KANBAY INTL INC              COM       48369P207    3,642    126,600  SH            OTHER            1        0        126,600  0

LIBERTY MEDIA HLDG CORP      INT COM   53071M104   28,885  1,339,125  SH            OTHER            1        0      1,339,125  0
                             SER A

LIBERTY MEDIA HLDG CORP      CAP COM   53071M302   15,268    155,825  SH            OTHER            1        0        155,825  0
                             SER A

M & F WORLDWIDE CORP         COM       552541104   15,568    616,300  SH            OTHER            1        0        616,300  0

MAX RE CAPITAL LTD HAMILTON  SHS       G6052F103    4,059    163,540  SH            OTHER            1        0        163,540  0

MCDATA                       CL B      580031102      551    100,000  SH            OTHER            1        0        100,000  0

MERCER INS GROUP INC         COM       587902107    4,755    235,872  SH            OTHER            1        0        235,872  0

MORTGAGEIT HLDGS INC         COM       61915Q108    6,767    458,800  SH            OTHER            1        0        458,800  0

MUELLER WTR PRODS INC        COM SER B 624758207      375     25,200  SH            OTHER            1        0         25,200  0

NASHUA CORP                  COM       631226107    8,660  1,062,576  SH            OTHER            1        0      1,062,576  0

OPEN SOLUTIONS INC           COM       68371P102    1,882     50,000  SH            OTHER            1        0         50,000  0

PIZZA INN INC NEW            COM       725848105    7,953  4,230,566  SH            OTHER            1        0      4,230,566  0

PLAYBOY ENTERPRISES INC      CL B      728117300    2,263    197,500  SH            OTHER            1        0        197,500  0

POWERDSINE LTD               SHS       M41415106    5,485    500,000  SH            OTHER            1        0        500,000  0

SENSIENT TECHNOLOGIES CORP   COM       81725T100    8,635    351,000  SH            OTHER            1        0        351,000  0

SERVICEMASTER CO             COM       81760N109   83,600  6,376,800  SH            OTHER            1        0      6,376,800  0

S L INDS INC                 COM       784413106    3,532    217,349  SH            OTHER            1        0        217,349  0



SOLEXA INC                   COM       83420X105    1,717    130,554  SH            OTHER            1        0        130,554  0

TEXAS UTD BANCSHARES INC     COM       882838105    3,880    113,000  SH            OTHER            1        0        113,000  0

TYCO INTL LTD NEW            COM       902124106    9,467    311,400  SH            OTHER            1        0        311,400  0

UNIFIRST CORP MASS           COM       904708104    1,763     45,900  SH            OTHER            1        0         45,900  0

UNITED INDL CORP             COM       910671106   15,438    304,200  SH            OTHER            1        0        304,200  0

UNUMPROVIDENT CORP           COM       91529Y106   35,559  1,711,200  SH            OTHER            1        0      1,711,200  0

VERITAS DGC INC              COM       92343P107   29,622    345,935  SH            OTHER            1        0        345,935  0

WALTER INDS INC              COM       93317Q105   10,736    396,900  SH            OTHER            1        0        396,900  0

YANKEE CANDLE INC            COM       984757104    6,856    200,000  SH            OTHER            1        0        200,000  0

